Significant Accounting Policies and Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Significant Accounting Policies and Basis of Presentation [Abstract]
Schedule of Diluted Net Loss Per Share Antidilutive	The following outstanding potentially dilutive Common Shares equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:
	March 31,
	2024	2023
Warrants	28,540	-
Convertible Series A Preferred Shares	27,047	-
Total	55,587	-
The following outstanding potentially dilutive Common Shares equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:
	December 31,
	2023	2022
Warrants	959,610	-
Convertible Series A Preferred Shares	16,145,600	-
Total	17,105,210	-

Schedule of Estimated Useful Lives	Estimated useful lives are as follows for major classes of property and equipment:
Computers and equipment	3 – 7 years
Furniture and fixtures	5 – 7 years
Automobile	5 – 7 years
Leasehold improvements	5 – 15 years
Buildings	5 – 15 years